Accounts payable and other liabilities	12 Months Ended
Dec. 31, 2017
Accounts payable and other liabilities [abstract]
Accounts payable and other liabilities
27	Accounts payable and other liabilities

Accounts payable and other liabilities comprised:

	As at 31 December
	2017	2016
Accounts and notes payable	15,496,475	12,059,004
Payables to contractors for construction	14,491,632	10,832,444
Retention payables to contractors	2,008,106	1,445,383
Amounts received in advance	1,504,926	365,887
Accrued interests	947,302	676,462
Others	4,451,691	3,367,437

Total	38,900,132	28,746,617

Please refer to Note 36(a)(iv) for details of accounts payable and other liabilities due to the related parties.

As at 31 December 2017 and 2016, there was no notes payable secured by notes receivable.

The carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities are denominated in the following currencies:

	As at 31 December
	2017	2016
RMB	36,399,243	27,222,632
S$ (RMB equivalent)	556,881	669,797
US$ (RMB equivalent)	436,358	479,179
JPY (RMB equivalent)	2,469	6,917
EUR (RMB equivalent)	255	2,205

Total	37,395,206	28,380,730

The ageing analysis of accounts and notes payable was as follows:

	As at 31 December
	2017	2016

Within 1 year	15,201,380	11,902,522
Between 1 to 2 years	196,082	100,092
Over 2 years	99,013	56,390

Total	15,496,475	12,059,004